Derivatives - Summary of Current Replacement Cost of Derivatives by Sector (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 254,005	$ 236,027
Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	10,399	8,169
Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,994	2,741
Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,298	2,100
Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	5,107	3,328
Canada [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	6,810	5,531
Canada [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,562	2,416
Canada [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,156	1,836
Canada [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,092	1,279
United States [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,546	1,654
United States [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	123	80
United States [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	26	43
United States [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	2,397	1,531
Other international [member] | Current replacement cost [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	1,043	984
Other international [member] | Current replacement cost [member] | Financial [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	309	245
Other international [member] | Current replacement cost [member] | Government [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	116	221
Other international [member] | Current replacement cost [member] | Other deferred tax assets [member]
Current replacement cost of derivatives [line items]
Derivatives, gross	$ 618	$ 518